NET LOSS PER SHARE - Outstanding potentially dilutive common shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive	3,563,007	2,769,095	3,466,353	1,087,338
Options issued and outstanding under stock option plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive	834,691	711,612	738,037	646,195
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive		1,166,667	1,166,667
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive	1,560,588	889,755	1,560,688	619,429
Series 1 Convertible Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive	1,166,667
Deferred share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common shares equivalents excluded from computation of diluted net loss per share for periods presented because including them would have been antidilutive	1,061	1,061	1,061	1,061